Fair value of assets and liabilities - Xiaoying card loan products and Significant unobservable inputs (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Fair value of assets and liabilities
Financial guarantee derivative	¥ 107,890,394	¥ 0	$ 0
Loans at fair value	¥ 120,279,612	0	$ 0
Remaining weighted average contractual term (Month)	1 month 28 days
Financial guarantee derivative
Fair value of assets and liabilities
Financial guarantee derivative				¥ 11,816,799
Financial guarantee derivative	¥ 107,890,394	0
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)	94,183,515	0
Loan products
Fair value of assets and liabilities
Financial guarantee derivative	2,167,354,119	¥ 0
Loans at fair value	¥ 1,405,147,876
Estimated net default rate (in percentage)	7.23%